Stock-Based Compensation	9 Months Ended
Sep. 30, 2021
Share-based Payment Arrangement [Abstract]
Stock-Based Compensation	Stock-Based Compensation
2016 Equity Incentive Plan
Effective January 19, 2016, the Company established the KnowBe4, Inc. 2016 Equity Incentive Plan (the “2016 Incentive Plan”). The 2016 Incentive Plan initially authorized the issuance of up to an aggregate of 32,746,480 shares of common stock in the form of stock options and other types of equity awards that may be granted to officers, employees, directors, consultants and advisors of the Company and its subsidiaries and affiliates. Effective July 2, 2019, the Company amended the 2016 Incentive Plan to increase the maximum number of shares issuable under the plan to 37,728,000 shares of common stock. The Company has only granted stock options under the 2016 Incentive Plan. These options generally become vested within four years from the date of grant and expire ten years from the date of grant, with typical vesting of 25% on the first anniversary and monthly thereafter.
The Company (i) amended the 2016 Incentive Plan to clarify that, following the closing of the IPO, outstanding awards under the 2016 Incentive Plan would cover shares of the Company’s Class B common stock, and (ii) terminated the 2016 Incentive Plan; provided, however, that the 2016 Incentive Plan continues to govern the terms and conditions of outstanding awards under the 2016 Incentive Plan as of the time of its termination. As of September 30, 2021, a total of 10,583,077 shares of common stock have been reserved for issuance upon the exercise of stock options under the 2016 Incentive Plan.
2021 Equity Incentive Plan
The Company’s board of directors adopted the 2021 Equity Incentive Plan (“2021 Incentive Plan”), which became effective on April 20, 2021 and authorizes a maximum number of shares issuable of 18,400,000. The 2021 Incentive Plan provides for the grant of incentive stock options, nonstatutory stock options, restricted stock, restricted stock units, stock appreciation rights, performance units and performance shares to our employees, directors and consultants and any of our future subsidiary corporations’ employees and consultants. As of September 30, 2021, 16,618,508 shares were reserved for future issuance under the 2021 Incentive Plan.
Stock Options
The Company records compensation expense for stock options based on the estimated fair value of the options on the date of grant using the Black-Scholes option-pricing model with the assumptions set forth in the table below.

	Year Ended December 31,		Nine Months Ended September 30,
	2019	2020	2020	2021
			(unaudited)
Expected term (years)	6.3	4.0 - 6.3	5.6	6.3
Expected stock price volatility	40.0% - 45.0%	45.0% - 50.0%	48.0%	45.0%
Risk-free interest rate	1.4% - 2.5%	0.2% - 1.7%	0.8%	0.8%
Dividend yield	—%	—%	—%	—%
Fair value of common stock	$1.07 - $4.07	$4.14 - $5.84	$4.14 - $5.71	$19.82
The following table summarizes the common stock option activity for the years ended December 31, 2019 and 2020 and for the nine months ended September 30, 2021 (unaudited):

	Number of Shares	Weighted-Average Exercise Price	Weighted-Average Grant Date Fair Value	Weighted-Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (in thousands)
Options outstanding at December 31, 2018	17,101,000	$0.52	$0.20	7.5	$10,328
Granted	3,114,240	2.90	1.60
Exercised	(1,947,760)	0.19			6,046
Repurchased	(7,136,480)	0.24
Canceled, forfeited or expired	(766,480)	0.98
Options outstanding at December 31, 2019	10,364,520	$1.47	$0.71	8.1	$18,952
Granted	5,060,720	4.93	2.22
Exercised	(328,600)	0.68			3,724
Canceled, forfeited or expired	(876,840)	1.92
Options outstanding at December 31, 2020	14,219,800	$2.73	$1.25	7.9	$131,893
Granted	40,000	12.01	11.52		312
Exercised	(3,173,728)	1.84	0.71		58,274
Canceled, forfeited or expired	(502,995)	4.07	1.70		8,216
Options outstanding at September 30, 2021	10,583,077	$2.97	$1.43	7.3	$200,938
Options vested and exercisable at September 30, 2021	7,002,237	$2.24	$1.08	6.8	$138,061
The aggregate intrinsic value of the options exercised represents the difference between the estimated fair value of our common stock on the date of exercise and the exercise price of the options.
Share Repurchases
In connection with the issuance of Series C Preferred Stock and Series C-1 Preferred Stock in 2019, the Company paid $339.3 million to repurchase Common Stock and options, the latter of which were repurchased under a modification of the original option terms. The repurchase price paid at each issuance was in excess of the fair value of the Common Stock and options on the repurchased date, which resulted in compensation expense of $115.7 million.
During the years ended December 31, 2019 and 2020 and for the nine months ended September 30, 2020, the Company repurchased or promised to repurchase shares of Common Stock from former employees under pre-existing contingent call options triggered upon termination. The repurchase price paid or promised was in excess of the fair value of the Common Stock on the repurchase date, which resulted in additional compensation expense of $0.8 million, $1.9 million and $0.9 million for the years ended December 31, 2019 and 2020 and for the nine months ended September 30, 2020, respectively. As of December 31, 2019 and 2020, the Company recorded a liability representing the fair value of shares committed to be repurchased of $0.2 million and $1.0 million, respectively, which is included in accounts payable and accrued expenses in the accompanying consolidated balance sheets. During the nine months ended September 30, 2021, the Company completed it’s IPO, establishing a public market for the Company’s shares and no longer intends to repurchase shares under remaining contingent call options.
Restricted Stock Units
The Company recognizes stock-based compensation expense associated with restricted stock units (“RSUs”) over the term of the respective awards. The following table summarizes the RSUs activity for the for the nine months ended September 30, 2021 (unaudited):

	Shares	Weighted-Average Grant-Date Fair Value per share
Outstanding as of December 31, 2020	—	$—
Granted	1,775,992	$16.42
Vested	(954,297)	$16.23
Forfeited or expired	(5,500)	$28.94
Outstanding as of September 30, 2021	816,195	$16.56
2021 Employee Stock Purchase Plan
The Company’s 2021 Employee Stock Purchase Plan (“ESPP”) became effective on April 20, 2021 and allows for the sale of 3,350,000 shares of Class A common stock. The fair value of the ESPP purchase right is estimated on the grant date using the Black-Scholes option-pricing model with the following assumptions:

Nine Months Ended September 30, 2021
(unaudited)
Expected term (years)	0.5
Expected stock price volatility	60.9%
Risk-free interest rate	0.4%
Dividend yield	—%
Stock-based Compensation Expense
The following table summarizes the components of stock-based compensation expense recognized in the consolidated statements of operations (in thousands):

	Year Ended December 31,		Nine Months Ended September 30,
	2019	2020	2020	2021
			(unaudited)
Cost of revenues	$83	$188	$122	$253
Sales and marketing	5,750	1,579	825	7,277
Technology and development	162	896	323	530
General and administrative	112,110	2,571	1,983	15,212
Total stock-based compensation expense	$118,105	$5,234	$3,253	$23,272
As of September 30, 2021, the Company had $18.9 million of unrecognized stock compensation associated with stock options, which is expected to be recognized over a weighted-average period of 2.5 years.